Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2018-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 05/31/2018

A.	DATES	Begin	End	# days

1	Payment Date		6/15/2018
2	Collection Period	5/1/2018	5/31/2018	31
3	Monthly Interest Period-Actual	5/15/2018	6/14/2018	31
4	Monthly Interest - Scheduled	5/15/2018	6/14/2018	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	97,000,000.00	48,999,505.85	-	-	18,234,677.16	30,764,828.69	0.3171632
6	Class A-2 Notes	292,000,000.00	292,000,000.00	-	-	-	292,000,000.00	1.0000000
7	Class A-3 Notes	291,000,000.00	291,000,000.00	-	-	-	291,000,000.00	1.0000000
8	Class A-4 Notes	80,774,000.00	80,774,000.00	-	-	-	80,774,000.00	1.0000000
9	Total Class A Notes	760,774,000.00	712,773,505.85	-	-	18,234,677.16	694,538,828.69
10	Class B Notes	39,794,000.00	39,794,000.00	-	-	-	39,794,000.00	1.0000000

11	Total Notes	$800,568,000.00	752,567,505.85	$0.00	$0.00	$18,234,677.16	734,332,828.69

	Overcollateralization
12	Exchange Note	42,135,991.43	51,357,124.80				52,984,895.56
13	Series 2018-A Notes	93,633,776.83	94,523,283.91				95,763,868.42

14	Total Overcollateralization	135,769,768.26	145,880,408.71				148,748,763.98
15	Total Target Overcollateralization	$149,814,042.92	149,814,042.92				149,814,042.92

		One-Month LIBOR	Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
16	Class A-1 Notes		1.95000%	82,278.34	0.8482303	18,234,677.16	187.9863625	0.00
17	Class A-2 Notes		2.59000%	630,233.33	2.1583333	0.00	0.0000000	0.00
18	Class A-3 Notes		2.83000%	686,275.00	2.3583333	0.00	0.0000000	0.00
19	Class A-4 Notes		2.94000%	197,896.30	2.4500000	0.00	0.0000000	0.00
20	Total Class A Notes			1,596,682.97	2.0987612	18,234,677.16	23.9685862	0.00
21	Class B Notes		3.06000%	101,474.70	2.5500000	0.00	0.0000000	0.00

22	Totals			1,698,157.67	2.1211910	18,234,677.16	22.7771747	0.00

		Initial Balance	Beginning Balance	Ending Balance
23	Exchange Note Balance	894,201,776.83	847,090,789.76	830,096,697.11

	Reference Pool Balance Data	Initial	Current
24	Discount Rate	6.50%	6.50%
25	Aggregate Securitization Value	936,337,768.26	883,081,592.67
26	Aggregate Base Residual Value (Not Discounted)	677,000,005.72	661,188,729.27

	Turn-in Units	Units	Securitization Value	Percentage
27	Vehicles Scheduled to Return in Current Month	20	109,262.05
28	Turn-in Ratio on Scheduled Terminations			30.00%

		Units	Securitization Value
29	Securitization Value — Beginning of Period	36,627	898,447,914.56
30	Depreciation/Payments		(7,858,131.43)
31	Gross Credit Losses	(68)	(1,590,122.40)
32	Early Terminations — Regular	(4)	(139,961.77)
33	Scheduled Terminations — Returned	(11)	(169,163.77)
34	Payoff Units & Lease Reversals	(199)	(5,608,942.52)
35	Repurchased Leases	-	-

36	Securitization Value - End of Period	36,345	883,081,592.67

World Omni Automobile Lease Securitization Trust 2018-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 05/31/2018

C.	SERVICING FEE

37	Servicing Fee Due	748,706.60

38	Unpaid Servicing Fees - Prior Collection Periods	0.00

39	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(11,084.55)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
40	Required Reserve Account Balance (.50% of Initial Securitization Value)	4,681,688.84
41	Beginning Reserve Account Balance	4,681,688.84
42	Ending Reserve Account Balance	4,681,688.84

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
43	Total Active Units (Excluding Inventory)	36,057	99.47%	875,713,047.59
44	31 - 60 Days Delinquent	154	0.42%	4,135,009.24
45	61 - 90 Days Delinquent	32	0.09%	796,367.40
46	91 -120 Days Delinquent	7	0.02%	128,416.15
47	121+ Days Delinquent	0	0.00%	0.00

48	Total	36,250	100.00%	880,772,840.38

49	Total 61+ Delinquent as % End of Period Securitization Value				0.10%
50	Delinquency Trigger Occurred				NO

51	Prepayment Speed (1 Month)				0.77%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts

52	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	15	309,125.54
53	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(268,378.17)
54	Less: Excess Wear and Tear Received in Current Period		-
55	Less: Excess Mileage Received in Current Period		-

56	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		40,747.37

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
57	Current Period Net Residual Losses/(Gains) Ratio		0.05%
58	Prior Period Net Residual Losses/(Gains) Ratio		0.01%
59	Second Prior Period Net Residual Losses/(Gains) Ratio		0.01%
60	Third Prior Period Net Residual Losses/(Gains) Ratio		N/A
61	Four Month Average		N/A

62	Beginning Cumulative Net Residual Losses		13,440.61
63	Current Period Net Residual Losses		40,747.37

64	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		54,187.98

65	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.01%

	Credit Losses:	Units	Amounts
66	Aggregate Securitization Value on charged-off units	68	1,590,122.40
67	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(1,361,349.81)

68	Current Period Net Credit Losses/(Gains)		228,772.59

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
69	Current Period Net Credit Losses/(Gains) Ratio		0.31%
70	Prior Period Net Credit Losses/(Gains) Ratio		0.06%
71	Second Prior Period Net Credit Losses/(Gains) Ratio		-0.01%
72	Third Prior Period Net Credit Losses/(Gains) Ratio		N/A
73	Four Month Average		N/A

74	Beginning Cumulative Net Credit Losses		33,689.01
75	Current Period Net Credit Losses		228,772.59

76	Ending Cumulative Net Credit Losses		262,461.60

77	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.03%

World Omni Automobile Lease Securitization Trust 2018-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 05/31/2018

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

78	Lease Payments Received	12,936,752.96
79	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	168,373.17
80	Liquidation Proceeds, Recoveries & Expenses	616,899.64
81	Insurance Proceeds	744,450.17
82	Sales Proceeds, Recoveries & Expenses - Early Terminations	100,005.00
83	Payoff Payments	6,120,625.92
84	All Other Payments Received	-

85	Collected Amounts	20,687,106.86

86	Investment Earnings on Collection Account	25,594.15

87	Total Collected Amounts - Available for Distribution	20,712,701.01

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

88	Servicing Fee	748,706.60
89	Interest on the Exchange Note - to the Trust Collection Account	2,160,081.51
90	Principal on the Exchange Note - to the Trust Collection Account	16,994,092.65
91	Trust Collection Account Shortfall Amount - to the Trust Collection Account	742,430.85
92	Remaining Funds Payable to Trust Collection Account	67,389.40

93	Total Distributions	20,712,701.01

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

94	Available Funds	19,963,994.41

95	Investment Earnings on Reserve Account	6,275.75

96	Reserve Account Draw Amount	0.00

97	Total Available Funds - Available for Distribution	19,970,270.16

DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

98	Administration Fee	37,435.33
99	Asset Representation Reviewer Amounts (up to $150,000 per year)	-
100	Class A Noteholders' Interest Distributable Amount	1,596,682.97
101	Noteholders' First Priority Principal Distributable Amount	-
102	Class B Noteholders' Interest Distributable Amount	101,474.70
103	Noteholders' Second Priority Principal Distributable Amount	-
104	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
105	Noteholders' Regular Principal Distributable Amount	18,234,677.16
106	Asset Representation Reviewer Amounts (in excess of $150,000 per year)	-
107	Remaining Funds Payable to Certificate holder	-

108	Total Distributions	19,970,270.16